UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-4182

Name of Fund:  Merrill Lynch International Value Fund of
               Mercury Funds II

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
       Executive Officer, Merrill Lynch International Value Fund of Mercury Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Merrill Lynch International Value Fund

Schedule of Investments as of March 31, 2005                                                              (in U.S. dollars)

Country             Industry+            Shares Held    Common Stocks                                              Value
Australia - 1.0%    Commercial               763,683    Australia & New Zealand Banking Group Ltd. (c)      $    12,181,215
                    Banks - 1.0%

                                                        Total Common Stocks in Australia                         12,181,215


Belgium - 1.9%      Diversified              448,512    Belgacom SA                                              18,594,735
                    Telecommunication
                    Services - 1.4%

                    Leisure Equipment &      178,590    AGFA-Gevaert NV                                           6,264,483
                    Products - 0.5%

                                                        Total Common Stocks in Belgium                           24,859,218


Denmark - 0.9%      Commercial Banks - 0.9%  416,476    Danske Bank A/S                                          12,115,309

                                                        Total Common Stocks in Denmark                           12,115,309


France - 14.1%      Automobiles - 1.5%       296,932    Peugeot SA                                               18,917,143

                    Commercial Banks - 1.9%  345,156    BNP Paribas                                              24,514,940

                    Commercial Services &    236,078    Societe BIC SA                                           13,429,420
                    Supplies - 1.1%

                    Construction &           127,941    Vinci SA                                                 18,490,122
                    Engineering - 1.5%

                    Construction              77,564    Lafarge SA                                                7,530,192
                    Materials - 0.6%

                    Food & Staples           244,743    Carrefour SA                                             13,022,170
                    Retailing - 1.0%

                    Hotels, Restaurants      291,720    Accor SA                                                 14,316,057
                    & Leisure - 1.1%

                    Metals & Mining - 1.2%   695,634    Arcelor                                                  15,938,900

                    Oil & Gas - 3.2%         173,460    Total SA                                                 40,691,321

                    Pharmaceuticals - 1.0%   156,257    Sanofi-Aventis                                           13,210,280

                                                        Total Common Stocks in France                           180,060,545


Germany - 7.4%      Air Freight &            542,382    Deutsche Post AG                                         13,273,359
                    Logistics - 1.0%

                    Automobiles - 0.8%       237,716    DaimlerChrysler AG                                      10,667,932

                    Construction &           514,074    Hochtief AG                                              16,402,210
                    Engineering - 1.3%

                    Diversified              683,923    Deutsche Telekom AG                                      13,688,415
                    Telecommunication
                    Services - 1.1%

                    Electric                 174,318    E.ON AG                                                  14,995,462
                    Utilities - 1.2%

                    Multi-Utilities &        422,272    RWE AG                                                   25,601,722
                    Unregulated
                    Power - 2.0%

                                                        Total Common Stocks in Germany                           94,629,100


Ireland - 1.6%      Commercial Banks - 1.6%  617,159    Allied Irish Banks Plc                                   12,953,730
                                             455,868    Bank of Ireland                                           7,216,251
                                                                                                            ---------------
                                                                                                                 20,169,981

                                                        Total Common Stocks in Ireland                           20,169,981


Italy - 7.7%        Commercial             2,623,908    Banca Intesa SpA                                         13,367,799
                    Banks - 3.7%           4,021,951    Capitalia SpA                                            21,044,363
                                           2,209,056    UniCredito Italiano SpA                                  13,008,464
                                                                                                            ---------------
                                                                                                                 47,420,626

                    Diversified            2,191,916    Telecom Italia SpA (c)                                    8,332,494
                    Telecommunication
                    Services - 0.7%

                    Insurance - 1.3%         603,685    Fondiaria-Sai SpA                                        16,805,641

                    Oil & Gas - 2.0%         980,529    ENI SpA                                                  25,537,795

                                                        Total Common Stocks in Italy                             98,096,556


Japan - 19.1%       Automobiles - 3.0%       127,700    Honda Motor Co., Ltd.                                     6,411,266
                                           1,179,400    Nissan Motor Co., Ltd.                                   12,118,181
                                             551,500    Toyota Motor Corp.                                       20,572,971
                                                                                                            ---------------
                                                                                                                 39,102,418

                    Beverages - 1.6%       1,591,000    Asahi Breweries Ltd.                                     20,660,985

                    Commercial Banks - 2.9%    4,195    Mitsubishi Tokyo Financial Group, Inc.                   36,474,850

                    Commercial Services &    979,000    Toppan Printing Co., Ltd.                                10,745,568
                    Supplies - 0.8%

                    Consumer Finance - 1.7%  320,900    Takefuji Corp.                                           21,661,350

                    Diversified Financial  1,456,000    Mitsubishi Securities Co., Ltd. (d)                      13,571,728
                    Services - 1.1%

                    Household              1,247,000    Sekisui House Ltd.                                       13,349,056
                    Durables - 1.0%

                    Leisure Equipment &      768,000    Yamaha Corp.                                             11,107,853
                    Products - 0.9%

                    Pharmaceuticals - 1.2%   316,000    Takeda Pharmaceutical Co., Ltd.                          15,096,859

                    Software - 0.6%          621,500    Namco Ltd.                                                8,094,143

                    Tobacco - 1.8%             2,013    Japan Tobacco, Inc.                                      22,395,942

                    Wireless                   1,250    KDDI Corp.                                                6,205,591
                    Telecommunication         15,104    NTT DoCoMo, Inc.                                         25,418,100
                    Services - 2.5%                                                                         ---------------
                                                                                                                 31,623,691

                                                        Total Common Stocks in Japan                            243,884,443


Netherlands - 7.0%  Air Freight &            536,358    TNT NV                                                   15,300,814
                    Logistics - 1.2%

                    Commercial Services    1,654,284    Buhrmann NV (c)                                          16,769,878
                    & Supplies - 1.3%

                    Diversified Financial    521,992    ING Groep NV CVA                                         15,806,838
                    Services - 1.2%

                    Food & Staples         1,231,590    Koninklijke Ahold NV (d)                                 10,340,080
                    Retailing - 1.0%         285,540    Koninklijke Ahold NV (a)(d)(g)                            2,256,908
                                                                                                            ---------------
                                                                                                                 12,596,988

                    Household                558,257    Koninklijke Philips Electronics NV                       15,417,656
                    Durables - 1.2%

                    Insurance - 1.1%       1,032,695    Aegon NV                                                 13,971,661

                                                        Total Common Stocks in the Netherlands                   89,863,835


Norway - 2.2%       Diversified            1,338,877    Telenor ASA                                              12,086,024
                    Telecommunication
                    Services - 0.9%

                    Oil & Gas - 1.3%         934,392    Statoil ASA                                              15,981,619

                                                        Total Common Stocks in Norway                            28,067,643


Portugal - 1.3%     Electric               5,908,814    Energias de Portugal SA                                  16,510,644
                    Utilities - 1.3%

                                                        Total Common Stocks in Portugal                          16,510,644


Singapore - 1.1%    Marine - 1.1%          6,550,000    Neptune Orient Lines Ltd.                                14,614,685

                                                        Total Common Stocks in Singapore                         14,614,685


South Korea - 0.9%  Diversified              538,423    KT Corp. (a)                                             11,473,794
                    Telecommunication
                    Services - 0.9%

                                                        Total Common Stocks in South Korea                       11,473,794


Sweden - 2.7%       Diversified Financial  1,108,367    Investor AB                                              15,028,545
                    Services - 1.2%

                    Machinery - 1.5%         440,377    Volvo AB Class B                                         19,539,103

                                                        Total Common Stocks in Sweden                            34,567,648


Switzerland - 7.5%  Capital Markets - 2.0%   604,430    Credit Suisse Group                                      26,040,339

                    Chemicals - 0.9%         652,890    Clariant AG                                              11,311,501

                    Construction             334,634    Holcim Ltd.                                              20,649,658
                    Materials - 1.6%

                    Electrical             2,163,168    ABB Ltd. (d)                                             13,484,637
                    Equipment - 1.1%

                    Insurance - 0.9%          77,343    Swiss Life Holding (d)                                   11,667,314

                    Pharmaceuticals - 1.0%   268,859    Novartis AG Registered Shares                            12,586,905

                                                        Total Common Stocks in Switzerland                       95,740,354


United              Aerospace &            4,659,348    BAE Systems Plc                                          22,847,278
Kingdom - 19.8%     Defense - 1.8%

                    Commercial             2,271,878    Barclays Plc                                             23,224,920
                    Banks - 6.4%           1,159,912    HBOS Plc                                                 18,082,187
                                           1,271,185    Royal Bank of Scotland Group Plc                         40,450,398
                                                                                                            ---------------
                                                                                                                 81,757,505

                    Food & Staples         1,203,859    Boots Group Plc                                          14,183,521
                    Retailing - 1.1%

                    Food Products - 1.0%   1,231,834    Cadbury Schweppes Plc                                    12,348,367

                    Industrial             1,164,829    Smiths Group Plc                                         18,742,123
                    Conglomerates - 1.5%

                    Insurance - 1.8%       2,409,473    Prudential Plc                                           23,037,988

                    Oil & Gas - 0.9%       1,363,086    Shell Transport & Trading Co. Plc                        12,234,573

                    Pharmaceuticals - 2.0% 1,097,548    GlaxoSmithKline Plc                                      25,156,851

                    Specialty              2,433,421    Kesa Electricals Plc                                     13,898,103
                    Retail - 1.1%

                    Transportation         1,298,401    BAA Plc                                                  14,315,999
                    Infrastructure - 1.1%

                    Wireless               5,445,917    Vodafone Group Plc                                       14,458,369
                    Telecommunication
                    Services - 1.1%

                                                        Total Common Stocks in the United Kingdom               252,980,677

                                                        Total Investments in Common Stocks
                                                        (Cost - $988,511,865) - 96.2%                         1,229,815,647


                                          Beneficial
                                            Interest    Other Interests (e)
United              Electric            $     70,000    British Energy Plc Deferred Shares                                0
Kingdom - 0.0%      Utilities - 0.0%

                                                        Total Investments in Other Interests (Cost - $0) - 0.0%           0


                                         Face Amount    Short-Term Investments
                    Time Deposits       $     75,159    Brown Brothers Harriman & Co., 2.18% due 3/31/2005           75,159


                                          Beneficial
                                            Interest
                                        $ 46,556,733    Merrill Lynch Liquidity Series, LLC Cash
                                                        Sweep Series I (f)                                       46,556,733
                                          16,923,042    Merrill Lynch Liquidity Series, LLC Money
                                                        Market Series (b)(f)                                     16,923,042

                                                        Total Short-Term Investments
                                                        (Cost - $63,554,934) - 5.0%                              63,554,934

                    Total Investments (Cost - $1,052,066,799*) - 101.2%                                       1,293,370,581
                    Liabilities in Excess of Other Assets - (1.2%)                                             (15,304,506)
                                                                                                            ---------------
                    Net Assets - 100.0%                                                                     $ 1,278,066,075
                                                                                                            ===============

  + For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $  1,068,791,830
                                                   ================
    Gross unrealized appreciation                  $    239,639,641
    Gross unrealized depreciation                      (15,060,890)
                                                   ----------------
    Net unrealized appreciation                    $    224,578,751
                                                   ================
(a) Depositary Receipts.

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.

(d) Non-income producing security.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                   Net          Interest
    Affiliate                                    Activity        Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                 $ 46,556,733     $ 180,716
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                 $ 16,923,042     $  29,100

(g) Restricted security as to resale, representing 0.18% of net assets, was as follows:

                             Acquisition
    Issue                        Date             Cost          Value

    Koninklijke Ahold NV *    12/11/2003       $1,696,449     $2,256,908

    * Depositary Receipts.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch International Value Fund of Mercury Funds II


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date: May 23, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date: May 23, 2005